Shareholder Report	12 Months Ended
Jan. 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	BlackRock Funds
Entity Central Index Key	0000844779
Entity Investment Company Type	N-1A
Document Period End Date	Jan. 31, 2026
C000118600 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Real Estate Securities Fund
Class Name	Investor C Shares
Trading Symbol	BCREX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Real Estate Securities Fund (the “Fund”) for the period of February 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor C Shares	$178	1.75%

Expenses Paid, Amount	$ 178
Expense Ratio, Percent	1.75%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended January 31, 2026, the Fund's Investor C Shares returned 3.61%.
  For the same period, the Fund’s benchmark, the Russell 1000® Index returned 15.31% and the FTSE Nareit All Equity REITs Index returned 4.07%.
What contributed to performance?
Positive contributions to the Fund’s performance over the period were driven primarily by holdings of healthcare-related REITs, most notably Welltower, Inc. and Brookdale Senior Living, Inc. within the senior living segment. Holdings of both retail and industrial REITs also proved additive, with contributions highlighted, respectively, by mall operator Simon Property Group, Inc. and warehouse provider Prologis, Inc.
What detracted from performance?
Negative contributions to the Fund’s performance over the period were led by exposure to the apartments sector, most notably holdings of AvalonBay Communities, Inc. Positioning within self-storage also detracted, with holdings of Extra Space Storage, Inc. weighing most heavily on performance.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: February 1, 2016 through January 31, 2026 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Investor C Shares	3.61%	4.49%	5.70%
Investor C Shares (with sales charge)	2.61	4.49	5.70
Russell 1000® Index	15.31	14.09	15.38
FTSE Nareit All Equity REITs Index	4.07	5.45	6.44

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 355,673,104
Holdings Count | Holding	45
Advisory Fees Paid, Amount	$ 2,119,285
Investment Company Portfolio Turnover	129.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$355,673,104
Number of Portfolio Holdings	45
Net Investment Advisory Fees	$2,119,285
Portfolio Turnover Rate	129%

Holdings [Text Block]
What did the Fund invest in?
(as of January 31, 2026)
Industry allocation
Industry(a)	Percent of Net Assets
Specialized REITs	31.4%
Health Care REITs	17.2%
Retail REITs	14.5%
Residential REITs	12.1%
Industrial REITs	12.0%
Diversified REITs	4.9%
Office REITs	3.7%
Hotel & Resort REITs	2.3%
Software	0.5%
Short-Term Securities	1.4%
Liabilities in Excess of Other Assets	(0.0	)%(b)
Ten largest holdings
Security(c)	Percent of Net Assets
Welltower, Inc.	9.9%
Prologis, Inc.	9.8%
Equinix, Inc.	7.1%
Simon Property Group, Inc.	5.2%
Equity Residential	4.8%
American Tower Corp.	4.1%
Public Storage	3.6%
Crown Castle, Inc.	3.2%
UDR, Inc.	3.0%
Iron Mountain, Inc.	2.9%
(a)	For purposes of this report, industry sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Rounds to greater than (0.1)%.
(c)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(c)	Percent of Net Assets
Welltower, Inc.	9.9%
Prologis, Inc.	9.8%
Equinix, Inc.	7.1%
Simon Property Group, Inc.	5.2%
Equity Residential	4.8%
American Tower Corp.	4.1%
Public Storage	3.6%
Crown Castle, Inc.	3.2%
UDR, Inc.	3.0%
Iron Mountain, Inc.	2.9%
(c)Excludes short-term securities.
C000118599 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Real Estate Securities Fund
Class Name	Investor A Shares
Trading Symbol	BAREX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Real Estate Securities Fund (the “Fund”) for the period of February 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$102	1.00%

Expenses Paid, Amount	$ 102
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended January 31, 2026, the Fund's Investor A Shares returned 4.41%.
  For the same period, the Fund’s benchmark, the Russell 1000® Index returned 15.31% and the FTSE Nareit All Equity REITs Index returned 4.07%.
What contributed to performance?
Positive contributions to the Fund’s performance over the period were driven primarily by holdings of healthcare-related REITs, most notably Welltower, Inc. and Brookdale Senior Living, Inc. within the senior living segment. Holdings of both retail and industrial REITs also proved additive, with contributions highlighted, respectively, by mall operator Simon Property Group, Inc. and warehouse provider Prologis, Inc.
What detracted from performance?
Negative contributions to the Fund’s performance over the period were led by exposure to the apartments sector, most notably holdings of AvalonBay Communities, Inc. Positioning within self-storage also detracted, with holdings of Extra Space Storage, Inc. weighing most heavily on performance.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: February 1, 2016 through January 31, 2026 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Investor A Shares	4.41%	5.29%	6.34%
Investor A Shares (with sales charge)	(1.07)	4.16	5.77
Russell 1000® Index	15.31	14.09	15.38
FTSE Nareit All Equity REITs Index	4.07	5.45	6.44

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 355,673,104
Holdings Count | Holding	45
Advisory Fees Paid, Amount	$ 2,119,285
Investment Company Portfolio Turnover	129.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$355,673,104
Number of Portfolio Holdings	45
Net Investment Advisory Fees	$2,119,285
Portfolio Turnover Rate	129%

Holdings [Text Block]
What did the Fund invest in?
(as of January 31, 2026)
Industry allocation
Industry(a)	Percent of Net Assets
Specialized REITs	31.4%
Health Care REITs	17.2%
Retail REITs	14.5%
Residential REITs	12.1%
Industrial REITs	12.0%
Diversified REITs	4.9%
Office REITs	3.7%
Hotel & Resort REITs	2.3%
Software	0.5%
Short-Term Securities	1.4%
Liabilities in Excess of Other Assets	(0.0	)%(b)
Ten largest holdings
Security(c)	Percent of Net Assets
Welltower, Inc.	9.9%
Prologis, Inc.	9.8%
Equinix, Inc.	7.1%
Simon Property Group, Inc.	5.2%
Equity Residential	4.8%
American Tower Corp.	4.1%
Public Storage	3.6%
Crown Castle, Inc.	3.2%
UDR, Inc.	3.0%
Iron Mountain, Inc.	2.9%
(a)	For purposes of this report, industry sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Rounds to greater than (0.1)%.
(c)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(c)	Percent of Net Assets
Welltower, Inc.	9.9%
Prologis, Inc.	9.8%
Equinix, Inc.	7.1%
Simon Property Group, Inc.	5.2%
Equity Residential	4.8%
American Tower Corp.	4.1%
Public Storage	3.6%
Crown Castle, Inc.	3.2%
UDR, Inc.	3.0%
Iron Mountain, Inc.	2.9%
(c)Excludes short-term securities.
C000118601 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Real Estate Securities Fund
Class Name	Institutional Shares
Trading Symbol	BIREX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Real Estate Securities Fund (the “Fund”) for the period of February 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$77	0.75%

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended January 31, 2026, the Fund's Institutional Shares returned 4.69%.
  For the same period, the Fund’s benchmark, the Russell 1000® Index returned 15.31% and the FTSE Nareit All Equity REITs Index returned 4.07%.
What contributed to performance?
Positive contributions to the Fund’s performance over the period were driven primarily by holdings of healthcare-related REITs, most notably Welltower, Inc. and Brookdale Senior Living, Inc. within the senior living segment. Holdings of both retail and industrial REITs also proved additive, with contributions highlighted, respectively, by mall operator Simon Property Group, Inc. and warehouse provider Prologis, Inc.
What detracted from performance?
Negative contributions to the Fund’s performance over the period were led by exposure to the apartments sector, most notably holdings of AvalonBay Communities, Inc. Positioning within self-storage also detracted, with holdings of Extra Space Storage, Inc. weighing most heavily on performance.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: February 1, 2016 through January 31, 2026 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]	Average annual total returns
	1 Year	5 Years	10 Years
Institutional Shares	4.69%	5.54%	6.61%
Russell 1000® Index	15.31	14.09	15.38
FTSE Nareit All Equity REITs Index	4.07	5.45	6.44

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 355,673,104
Holdings Count | Holding	45
Advisory Fees Paid, Amount	$ 2,119,285
Investment Company Portfolio Turnover	129.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$355,673,104
Number of Portfolio Holdings	45
Net Investment Advisory Fees	$2,119,285
Portfolio Turnover Rate	129%

Holdings [Text Block]
What did the Fund invest in?
(as of January 31, 2026)
Industry allocation
Industry(a)	Percent of Net Assets
Specialized REITs	31.4%
Health Care REITs	17.2%
Retail REITs	14.5%
Residential REITs	12.1%
Industrial REITs	12.0%
Diversified REITs	4.9%
Office REITs	3.7%
Hotel & Resort REITs	2.3%
Software	0.5%
Short-Term Securities	1.4%
Liabilities in Excess of Other Assets	(0.0	)%(b)
Ten largest holdings
Security(c)	Percent of Net Assets
Welltower, Inc.	9.9%
Prologis, Inc.	9.8%
Equinix, Inc.	7.1%
Simon Property Group, Inc.	5.2%
Equity Residential	4.8%
American Tower Corp.	4.1%
Public Storage	3.6%
Crown Castle, Inc.	3.2%
UDR, Inc.	3.0%
Iron Mountain, Inc.	2.9%
(a)	For purposes of this report, industry sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Rounds to greater than (0.1)%.
(c)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(c)	Percent of Net Assets
Welltower, Inc.	9.9%
Prologis, Inc.	9.8%
Equinix, Inc.	7.1%
Simon Property Group, Inc.	5.2%
Equity Residential	4.8%
American Tower Corp.	4.1%
Public Storage	3.6%
Crown Castle, Inc.	3.2%
UDR, Inc.	3.0%
Iron Mountain, Inc.	2.9%
(c)Excludes short-term securities.